Summary of significant accounting policies - Share-based payments (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	10 years
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Number of common share per unit vested	1
Number of units outstanding (in shares)	59,654	44,142	36,250
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Number of common share per unit vested	1
Number of units outstanding (in shares)	46,591	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (in shares)	0	0